Changes to Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
As Reported in Prior Period [Member]
Current assets:
Cash and cash equivalents	$ 140,925	$ 118,909
Accounts receivable, net	152,126	148,849
Inventories	138,299	133,649
Income taxes receivable and deferred	23,724	30,010
Prepaid expenses and other current assets	13,464	13,409
Current assets of discontinued operations	2,596	62,107
Total current assets	471,134	506,933
Property, plant and equipment, net	434,266	439,516
Intangibles	1,021	1,079
Goodwill	77,148	75,469
Deferred taxes	127,362	134,644
Other assets	36,448	22,504
Noncurrent assets of discontinued operations	279	50,783
Total assets	1,147,658	1,230,928
Current liabilities:
Notes and loans payable	193	424
Accounts payable	37,732	33,663
Accrued liabilities	104,989	105,649
Current maturities of long-term debt	30,145	1,263
Income taxes payable and deferred	7,010	8,766
Current liabilities of discontinued operations	2,675	20,946
Total current liabilities	182,744	170,711
Long-term debt	296,636	373,125
Other noncurrent liabilities	127,993	185,648
Deferred taxes and other credits	61,066	71,529
Noncurrent liabilities of discontinued operations		14,065
Total liabilities	668,439	815,078
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred stock, par value $5.00 per share; authorized 2,000,000 shares; none issued
Common Stock	40	40
Additional paid-in capital	391,611	391,495
Retained earnings	465,016	422,044
Accumulated items of other comprehensive income:
Translation adjustments	(6,244)	(19,111)
Pension and post retirement liability adjustments	(110,480)	(118,104)
Derivative valuation adjustment	(2,804)	(2,594)
Treasury stock (Class A), at cost 8,479,487 shares in 2012 and 2011	(257,920)	(257,920)
Total shareholders' equity	479,219	415,850
Total liabilities and shareholders' equity	1,147,658	1,230,928
As Reported in Prior Period [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock	37	37
As Reported in Prior Period [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock	3	3
Reclassify Primaloft to Discontinued [Member]
Current assets:
Cash and cash equivalents
Accounts receivable, net	(2,098)	(1,338)
Inventories	(3,685)	(3,846)
Income taxes receivable and deferred
Prepaid expenses and other current assets	(102)	(60)
Current assets of discontinued operations	5,885	5,244
Total current assets
Property, plant and equipment, net	(444)	(563)
Intangibles
Goodwill
Deferred taxes
Other assets
Noncurrent assets of discontinued operations	444	563
Total assets
Current liabilities:
Notes and loans payable
Accounts payable	(2,581)	(955)
Accrued liabilities	(1,133)	(545)
Current maturities of long-term debt
Income taxes payable and deferred
Current liabilities of discontinued operations	3,704	1,500
Total current liabilities
Long-term debt
Other noncurrent liabilities	(54)	(52)
Deferred taxes and other credits
Noncurrent liabilities of discontinued operations	54	52
Total liabilities
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred stock, par value $5.00 per share; authorized 2,000,000 shares; none issued
Common Stock
Additional paid-in capital
Retained earnings
Accumulated items of other comprehensive income:
Translation adjustments
Pension and post retirement liability adjustments
Derivative valuation adjustment
Treasury stock (Class A), at cost 8,479,487 shares in 2012 and 2011
Total shareholders' equity
Total liabilities and shareholders' equity
Reclassify Primaloft to Discontinued [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock
Reclassify Primaloft to Discontinued [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock
As Adjusted [Member]
Current assets:
Cash and cash equivalents	140,925	118,909
Accounts receivable, net	150,028	147,511
Inventories	134,614	129,803
Income taxes receivable and deferred	23,724	30,010
Prepaid expenses and other current assets	13,362	13,349
Current assets of discontinued operations	8,481	67,351
Total current assets	471,134	506,933
Property, plant and equipment, net	433,822	438,953
Intangibles	1,021	1,079
Goodwill	77,148	75,469
Deferred taxes	127,362	134,644
Other assets	36,448	22,504
Noncurrent assets of discontinued operations	723	51,346
Total assets	1,147,658	1,230,928
Current liabilities:
Notes and loans payable	193	424
Accounts payable	35,161	32,708
Accrued liabilities	103,856	105,104
Current maturities of long-term debt	30,145	1,263
Income taxes payable and deferred	7,010	8,766
Current liabilities of discontinued operations	6,379	22,446
Total current liabilities	182,744	170,711
Long-term debt	296,636	373,125
Other noncurrent liabilities	127,939	185,596
Deferred taxes and other credits	61,066	71,529
Noncurrent liabilities of discontinued operations	54	14,117
Total liabilities	668,439	815,078
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Preferred stock, par value $5.00 per share; authorized 2,000,000 shares; none issued
Common Stock	40	40
Additional paid-in capital	391,611	391,495
Retained earnings	465,016	422,044
Accumulated items of other comprehensive income:
Translation adjustments	(6,244)	(19,111)
Pension and post retirement liability adjustments	(110,480)	(118,104)
Derivative valuation adjustment	(2,804)	(2,594)
Treasury stock (Class A), at cost 8,479,487 shares in 2012 and 2011	(257,920)	(257,920)
Total shareholders' equity	479,219	415,850
Total liabilities and shareholders' equity	1,147,658	1,230,928
As Adjusted [Member] | Common Class A [Member]
SHAREHOLDERS' EQUITY
Common Stock	37	37
As Adjusted [Member] | Common Class B [Member]
SHAREHOLDERS' EQUITY
Common Stock	$ 3	$ 3